Financial statements preparation (Tables)	6 Months Ended
Mar. 31, 2019
Financial statements preparation
Schedule of voluntary presentation changes in balance sheet

	30 Sept 2018			31 March 2018
	Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Assets
Cash and balances with central banks	26,431	357	26,788	21,580	352	21,932
Receivables due from other financial institutions	5,790	(5,790)	-	3,977	(3,977)	-
Collateral paid	-	4,787	4,787	-	3,835	3,835
Trading securities and financial assets measured at FVIS	22,134	998	23,132	20,627	966	21,593
Regulatory deposits with central banks overseas	1,355	(1,355)	-	1,318	(1,318)	-
Other financial assets	-	5,517	5,517	-	6,035	6,035
Other assets	5,135	(4,514)	621	6,497	(5,893)	604
All other assets	818,747	-	818,747	817,856	-	817,856
Total assets	879,592	-	879,592	871,855	-	871,855
Liabilities
Payables due to other financial institutions	18,137	(18,137)	-	19,073	(19,073)	-
Collateral received	-	2,184	2,184	-	3,331	3,331
Other financial liabilities at FVIS	4,297	(4,297)	-	5,590	(5,590)	-
Other financial liabilities	-	28,105	28,105	-	29,750	29,750
Other liabilities	9,193	(7,855)	1,338	9,759	(8,418)	1,341
All other liabilities	783,392	-	783,392	774,768	-	774,768
Total liabilities	815,019	-	815,019	809,190	-	809,190

Schedule of voluntary presentation change in interest income

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Note 3: Net interest income
Interest Income
Cash and balances with central banks	185	-	185	140	1	141
Receivables due from other financial institutions	59	(59)	-	49	(49)	-
Collateral paid	-	74	74	-	55	55
Net ineffectiveness on qualifying hedges	(5)	-	(5)	(13)	-	(13)
Trading securities and financial assets measured at FVIS	267	14	281	275	8	283
Available-for-sale securities	984	-	984	930	-	930
Investment securities	-	-	-	-	-	-
Loans	14,943	-	14,943	14,678	-	14,678
Regulatory deposits with central banks overseas	14	(14)	-	9	(9)	-
Other interest income	34	(15)	19	22	(6)	16
Total interest income	16,481	-	16,481	16,090	-	16,090

Interest Expense
Payables due to other financial institutions	(166)	166	-	(153)	153	-
Collateral received	-	(27)	(27)	-	(18)	(18)
Deposits and other borrowings	(4,653)	-	(4,653)	(4,368)	-	(4,368)
Trading liabilities	(385)	-	(385)	(574)	-	(574)
Debt issues	(2,392)	-	(2,392)	(2,088)	-	(2,088)
Loan capital	(398)	-	(398)	(376)	-	(376)
Bank levy	(192)	-	(192)	(186)	-	(186)
Other interest expense	(68)	(139)	(207)	(67)	(135)	(202)
Total interest expense	(8,254)	-	(8,254)	(7,812)	-	(7,812)
Total net interest income	8,227	-	8,227	8,278	-	8,278

Schedule of voluntary presentation changes in other income statement items

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Income statement
Net interest income	8,227	-	8,227	8,278	-	8,278
Non-interest income	2,753	(2,753)	-	2,875	(2,875)	-
Net fee income	-	1,146	1,146	-	1,278	1,278
Net wealth management and insurance income	-	1,110	1,110	-	951	951
Trading income	-	458	458	-	487	487
Other income	-	(17)	(17)	-	89	89
Net operating income before operating expenses and impairment charges	10,980	(56)	10,924	11,153	(70)	11,083
Operating expenses	(4,967)	56	(4,911)	(4,725)	70	(4,655)
Impairment charges	(317)	-	(317)	(393)	-	(393)
Profit before income tax	5,696	-	5,696	6,035	-	6,035
Income tax expense	(1,797)	-	(1,797)	(1,835)	-	(1,835)
Net profit for the period	3,899	-	3,899	4,200	-	4,200

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
Note 4: Non-interest income (extract)	Reported	changes	Restated	Reported	changes	Restated
Net fee income
Facility fees	668	9	677	679	9	688
Transaction fees	552	41	593	553	36	589
Other non-risk fee income	(18)	-	(18)	116	-	116
Fee income	1,202	50	1,252	1,348	45	1,393
Credit card loyalty programs	-	(56)	(56)	-	(70)	(70)
Transaction fee related expenses	-	(50)	(50)	-	(45)	(45)
Fee expenses	-	(106)	(106)	-	(115)	(115)
Net fee income	1,202	(56)	1,146	1,348	(70)	1,278

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
Note 5: Operating expenses (extract)	Reported	changes	Restated	Reported	changes	Restated
Credit card loyalty programs	56	(56)	-	70	(70)	-
Total other expenses	898	(56)	842	764	(70)	694
Total operating expenses	4,967	(56)	4,911	4,725	(70)	4,655

Schedule of impact of the adoption of AASB 9 on impairment balances

				Provisions on debt
				securities and
		Provision for	Loss allowance	other financial
Consolidated	Provision on	credit	on debt securities	assets at
$m	loans	commitments	at FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,814	239	-	-	3,053
ECL on amortised cost financial instruments	882	98	-	9	989
ECL on debt securities measured at FVOCI	-	-	2	-	2
1 October 2018 - AASB 9 carrying amount	3,696	337	2	9	4,044

[1]  Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (Refer to Note 15). There is no reduction of the carrying value of the debt security which remains at fair value.

Schedule of change in measurement of financial assets and financial liabilities

	30 September 2018					1 October 2018
					Change in
	AASB 139 measurement basis				Measurement	AASB 9 measurement basis
	Amortised				Basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	26,788	-	-	26,788	No	26,788	-	-	26,788
Collateral paid	4,787	-	-	4,787	No	4,787	-	-	4,787
Trading securities and financial assets measured at FVIS	-	23,132	-	23,132	No	-	23,132	-	23,132
Derivative financial instruments	-	24,101	-	24,101	No	-	24,101	-	24,101
Available for sale securities	-	-	61,119	61,119	Yes	811	275	60,033	61,119
Loans	709,144	546	-	709,690	Yes	709,088	602	-	709,690
Life insurance assets	-	9,450	-	9,450	No	-	9,450	-	9,450
Other financial assets	5,517	-	-	5,517	No	5,517	-	-	5,517
Total financial assets	746,236	57,229	61,119	864,584		746,991	57,560	60,033	864,584
Financial liabilities
Collateral received	2,184	-	-	2,184	No	2,184	-	-	2,184
Deposits and other borrowings	518,107	41,178	-	559,285	No	518,107	41,178	-	559,285
Other financial liabilities	23,808	4,297	-	28,105	No	23,808	4,297	-	28,105
Derivative financial instruments	-	24,407	-	24,407	No	-	24,407	-	24,407
Debt issues	169,241	3,355	-	172,596	No	169,241	3,355	-	172,596
Life insurance liabilities	-	7,597	-	7,597	No	-	7,597	-	7,597
Loan capital	17,265	-	-	17,265	No	17,265	-	-	17,265
Total financial liabilities	730,605	80,834	-	811,439		730,605	80,834	-	811,439

Schedule of reconciliation of opening balances for the impact of adjustments relating to reclassification and remeasurement

	30 September 2018	1 October 2018
	Restated				Opening
Consolidated	carrying	AASB 9 changes		AASB 15	carrying
$m	amount	Reclassification	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	26,788	-	-	-	26,788
Collateral paid	4,787	-	-	-	4,787
Trading securities and financial assets measured at FVIS	23,132	275	-	-	23,407
Derivative financial instruments	24,101	-	-	-	24,101
Available-for-sale securities	61,119	(61,119)	-	-	-
Investment securities	-	60,844	(9)	-	60,835
Loans (at amortised cost)	709,144	(56)	(925)	-	708,163
Loans (at fair value)	546	56	-	-	602
Other financial assets	5,517	-	-	-	5,517
Deferred tax assets	1,180	-	300	-	1,480
All other assets	23,278	-	-	-	23,278
Total assets	879,592	-	(634)	-	878,958
Liabilities
Collateral received	2,184	-	-	-	2,184
Deposits and other borrowings	559,285	-	-	-	559,285
Other financial liabilities	28,105	-	-	(12)	28,093
Derivative financial instruments	24,407	-	-	-	24,407
Debt issues	172,596	-	-	-	172,596
Provisions	1,928	-	98	-	2,026
Loan capital	17,265	-	-	-	17,265
All other liabilities	9,249	-	(12)	17	9,254
Total liabilities	815,019	-	86	5	815,110
Net assets	64,573	-	(720)	(5)	63,848
Shareholders’ equity
Share capital:
Ordinary shares	36,054	-	-	-	36,054
Treasury shares and RSP treasury shares	(493)	-	-	-	(493)
Reserves	1,077	-	2	-	1,079
Retained profits	27,883	-	(722)	(5)	27,156
Total equity attributable to owners of Westpac Banking Corporation	64,521	-	(720)	(5)	63,796
Non-controlling interests	52	-	-	-	52
Total shareholders' equity and non-controlling interests	64,573	-	(720)	(5)	63,848

[1] The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $882 million, provisions on debt securities at amortised cost by $9 million, provisions for credit commitments by $98 million and loss allowance on debt securities measured at FVOCI by $2 million.